Shareholders' equity - Changes in outstanding stock options issued (Details)						12 Months Ended
	Nov. 13, 2019 Options $ / shares	Aug. 07, 2019 Options $ / shares	Feb. 20, 2019 Options $ / shares	Jul. 10, 2018 Options $ / shares	Feb. 20, 2018 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Number of options outstanding
Balance at the beginning						3,220,280	2,025,834
Granted	512,222		1,015,275		1,152,779	1,548,330	1,194,446
Exercised						(41,667)
Balance at the end						4,726,943	3,220,280
Weighted average exercise price
Options outstanding at the beginning | $ / shares						$ 1.47	$ 1.58
Granted | $ / shares	$ 8.39		$ 4.36		$ 1.26	5.79	1.29
Exercised | $ / shares						1.80
Options outstanding, at the end | $ / shares						$ 2.88	$ 1.47
Key Management
Number of options outstanding
Granted	472,222		895,830		1,055,558
Other interests
Number of options outstanding
Granted	40,000	20,833	119,445	41,667	97,221
Weighted average exercise price
Granted | $ / shares		$ 11.41		$ 2.05